091-18598mr

For Internal Use Only
Sec File No.

RECEIVED
2015 MAR -3 AM 10:11
SEC / MR

Submit 1 Original
and 9 Copies

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SEC
Mail Processing
Section
MAR 02 2015
Washington DC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

15000683

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Lattice Emerging Markets Strategy ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   ROAM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title: Executive Vice President
Chief Compliance Officer, Chief Regulatory Officer

Telephone Number:
312-663-2402

Manual Signature of Official Responsible for Form:
[signature]

Date: February 27, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 03 2015

SEC 2449 (6-01)

CHX | CHICAGO STOCK EXCHANGE

RECEIVED
2015 MAR -3 AM 10: 11
SEC / MR

SEC
Mail Processing
Section
MAR 0 2 2015
Washington DC
404

February 27, 2015

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded product

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

RODM	Lattice Developed Markets (ex-US) Strategy ETF
ROAM	Lattice Emerging Markets Strategy ETF
ROUS	Lattice U.S. Equity Strategy ETF

If you have any questions about this filing, please contact me at (312) 663-2402 or Michael Cardin at 312-663-2204.

Sincerely,

Peter D. Santori
Executive Vice President
Chief Compliance Officer
Chief Regulatory Officer

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: MAR 0 3 2015

Enclosures